UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number: _____

   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         International Specialty Products Inc.
Address:      300 Delaware Avenue, Suite 303
              Wilmington, Delaware  19801

Form 13F File Number:  028-05874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard A. Weinberg
Title:        Executive Vice President and General Counsel
Phone:        973-628-3520

Signature, Place, and Date of Signing:

 /s/ Richard A. Weinberg      Wayne, New Jersey       November 12, 2004
 ------------------------    -------------------     -------------------
     [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                             2

Form 13F Information Table Entry Total:                        5

Form 13F Information Table Value Total:                 $295,481
                                                       (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number              Name
---            --------------------              ----

2                 028-06621               ISP Investco LLC

3                 028-06623              International Specialty Holdings Inc.

NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.


Column 1            Column 2              Column 3     Column 4       Column 5     Column 6     Column 7             Column 8

                     Title                                           Shares
                       Of                              Value           or         Investment     Other            Voting Authority
Name of Issuer       Class                 CUSIP     (x $1,000)      Prin Amt     Discretion    Managers     Sole    Shared   None
--------------       -----                 -----      ---------      --------     ----------    --------     ----    ------   ----

AT&T Wireless
 Svcs Inc             COM                00209A106      254,515     17,220,250SH    DEFINED        2,3             17,220,250

Northrop Grumman
 Corp                 COM                666807102       21,377        400,844SH    DEFINED        2,3                400,844

Dreyer's Grand Ice
 Cream HL I         COM A CALL PUT       261877104       14,915        186,435SH    DEFINED        2,3                186,435

General Elec Co       COM                369604103        4,443        132,299SH    DEFINED        2,3                132,299

New York Cmnty
 Bancorp Inc          COM                649445103          231         11,250SH    DEFINED        2,3                 11,250


                                         Column Total   295,481


Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.


As of 9/30/04